Consolidating Condensed Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,253	$ 1,889	$ 1,578
Investing activities
Property and equipment additions	(152)	(132)	(65)
Proceeds received on asset sales	22	21	14
Net assets acquired (net of cash acquired)	(537)	(69)	(841)
Intercompany loan advances			0
intercompany loan receipts	0	0	0
Repayments of Related Party Debt			0
Other, net	2	(9)	(7)
Net cash used in investing activities exclusive of vehicle programs	(665)	(189)	(899)
Vehicle programs:
Decrease in program cash	(79)	(13)	(11)
Investment In Vehicles	(10,899)	(11,067)	(8,659)
Proceeds received on disposition of vehicles	9,409	9,196	7,196
Investment in debt securities of AESOP - related party	0	0	(400)
Investment in debt securities of AESOP - related party	0	0	(400)
Net Cash Used In Investing Activities Of Vehicle Programs	(1,569)	(1,884)	(1,474)
Net cash used in investing activities	(2,234)	(2,073)	(2,373)
Financing activities
Proceeds from borrowings	2,972	1,152	682
Principal payments on borrowings	(2,608)	(1,501)	(668)
Proceeds from (Repayments of) Short-term Debt	(36)	10	(97)
Net intercompany transactions	0	0	0
Debt financing fees	(37)	(16)	(78)
Purchase of warrants	(78)	(29)	0
Proceeds from sale of call options	104	43	0
Repurchases of common stock	(48)	0	0
Other, net	3	1	1
Net cash provided by (used in) financing activities exclusive of vehicle programs	272	(340)	(160)
Vehicle programs:
Proceeds from borrowings	12,953	12,108	10,534
Principal payments on borrowings	(13,115)	(11,490)	(9,917)
Net change in short-term borrowings	(36)	10
Debt financing fees	(34)	(28)	(33)
Net cash provided by financing activities of vehicle programs	(196)	590	584
Net cash provided by (used in) financing activities	76	250	424
Effect of changes in exchange rates on cash and cash equivalents	(8)	6	(6)
Net increase (decrease) in cash and cash equivalents	87	72	(377)
Cash and cash equivalents, beginning of period	606	534	911
Cash and cash equivalents, end of period	693	606	534
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(3)	(43)	(32)
Investing activities
Property and equipment additions	0	0	0
Proceeds received on asset sales	0	0	0
Net assets acquired (net of cash acquired)			0
Intercompany loan advances			(486)
intercompany loan receipts		224	242
Repayments of Related Party Debt			0
Other, net	146	29	(34)
Net cash used in investing activities exclusive of vehicle programs	146	253	(278)
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	0	0	0
Proceeds received on disposition of vehicles	0	0	0
Investment in debt securities of AESOP - related party			(400)
Investment in debt securities of AESOP - related party			(400)
Net Cash Used In Investing Activities Of Vehicle Programs	0	0	0
Net cash used in investing activities	146	253	(278)
Financing activities
Proceeds from borrowings	0	0	0
Principal payments on borrowings	(115)	(222)	0
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions	0	0	0
Debt financing fees	0	0	(38)
Purchase of warrants	(78)	(29)
Proceeds from sale of call options	104	43
Repurchases of common stock	(48)
Other, net	3	1	93
Net cash provided by (used in) financing activities exclusive of vehicle programs	(134)	(207)	55
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	0
Net cash provided by financing activities of vehicle programs	0	0	0
Net cash provided by (used in) financing activities	(134)	(207)	55
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	9	3	(255)
Cash and cash equivalents, beginning of period	5	2	257
Cash and cash equivalents, end of period	14	5	2
Subsidiary Issuers
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	562	272	(1,241)
Investing activities
Property and equipment additions	(26)	(26)	(17)
Proceeds received on asset sales	7	8	10
Net assets acquired (net of cash acquired)	(564)	0	0
Intercompany loan advances			0
intercompany loan receipts	233	0	0
Repayments of Related Party Debt			(242)
Other, net	(50)	(4)	(1)
Net cash used in investing activities exclusive of vehicle programs	(400)	(22)	(8)
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	(44)	(4)	(73)
Proceeds received on disposition of vehicles	40	3	11
Investment in debt securities of AESOP - related party			0
Investment in debt securities of AESOP - related party			0
Net Cash Used In Investing Activities Of Vehicle Programs	(4)	(1)	(62)
Net cash used in investing activities	(404)	(23)	(70)
Financing activities
Proceeds from borrowings	2,647	1,152	682
Principal payments on borrowings	(2,489)	(1,268)	(4)
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions	0	(224)	486
Debt financing fees	(30)	(16)	(40)
Purchase of warrants	0	0
Proceeds from sale of call options	0	0
Repurchases of common stock	0
Other, net	(146)	(25)	152
Net cash provided by (used in) financing activities exclusive of vehicle programs	(18)	(381)	1,034
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	(2)
Net cash provided by financing activities of vehicle programs	0	0	(2)
Net cash provided by (used in) financing activities	(18)	(381)	1,032
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	140	(132)	(279)
Cash and cash equivalents, beginning of period	102	234	513
Cash and cash equivalents, end of period	242	102	234
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	26	70	(236)
Investing activities
Property and equipment additions	(69)	(43)	(34)
Proceeds received on asset sales	4	3	2
Net assets acquired (net of cash acquired)	8	(1)	(1)
Intercompany loan advances			0
intercompany loan receipts	60	0	0
Repayments of Related Party Debt			0
Other, net	48	(1)	0
Net cash used in investing activities exclusive of vehicle programs	51	(42)	(33)
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	(2)	(20)	(3)
Proceeds received on disposition of vehicles	0	2	7
Investment in debt securities of AESOP - related party			0
Investment in debt securities of AESOP - related party			0
Net Cash Used In Investing Activities Of Vehicle Programs	(2)	(18)	4
Net cash used in investing activities	49	(60)	(29)
Financing activities
Proceeds from borrowings	0	0	0
Principal payments on borrowings	(3)	(11)	(4)
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions	(60)	0	0
Debt financing fees	0	0	0
Purchase of warrants	0	0
Proceeds from sale of call options	0	0
Repurchases of common stock	0
Other, net	0	0	268
Net cash provided by (used in) financing activities exclusive of vehicle programs	(63)	(11)	264
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	(1)
Net cash provided by financing activities of vehicle programs	0	0	(1)
Net cash provided by (used in) financing activities	(63)	(11)	263
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	12	(1)	(2)
Cash and cash equivalents, beginning of period	0	1	3
Cash and cash equivalents, end of period	12	0	1
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(68)	(60)	426
Investing activities
Property and equipment additions	0	0	0
Proceeds received on asset sales	0	0	0
Net assets acquired (net of cash acquired)	0	0	0
Intercompany loan advances			486
intercompany loan receipts	(293)	(224)	(242)
Repayments of Related Party Debt			242
Other, net	(146)	(25)	32
Net cash used in investing activities exclusive of vehicle programs	(439)	(249)	276
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	0	0	0
Proceeds received on disposition of vehicles	0	0	0
Investment in debt securities of AESOP - related party			0
Investment in debt securities of AESOP - related party			0
Net Cash Used In Investing Activities Of Vehicle Programs	0	0	0
Net cash used in investing activities	(439)	(249)	276
Financing activities
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions	293	224	(486)
Debt financing fees	0	0	0
Purchase of warrants	0	0
Proceeds from sale of call options	0	0
Repurchases of common stock	0
Other, net	214	85	(458)
Net cash provided by (used in) financing activities exclusive of vehicle programs	507	309	(702)
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	0
Net cash provided by financing activities of vehicle programs	0	0	0
Net cash provided by (used in) financing activities	507	309	(702)
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	0	0	0
Parent [Member]
Investing activities
Net assets acquired (net of cash acquired)	0	0
intercompany loan receipts	0
Subsidiaries Non Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,736	1,650	2,661
Investing activities
Property and equipment additions	(57)	(63)	(14)
Proceeds received on asset sales	11	10	2
Net assets acquired (net of cash acquired)	19	(68)	(840)
Intercompany loan advances			0
intercompany loan receipts	0	0	0
Repayments of Related Party Debt			0
Other, net	4	(8)	(4)
Net cash used in investing activities exclusive of vehicle programs	(23)	(129)	(856)
Vehicle programs:
Decrease in program cash	(79)	(13)	(11)
Investment In Vehicles	(10,853)	(11,043)	(8,583)
Proceeds received on disposition of vehicles	9,369	9,191	7,178
Investment in debt securities of AESOP - related party			0
Investment in debt securities of AESOP - related party			0
Net Cash Used In Investing Activities Of Vehicle Programs	(1,563)	(1,865)	(1,416)
Net cash used in investing activities	(1,586)	(1,994)	(2,272)
Financing activities
Proceeds from borrowings	325	0	0
Principal payments on borrowings	(1)	0	(660)
Proceeds from (Repayments of) Short-term Debt			(97)
Net intercompany transactions	(233)	0	0
Debt financing fees	(7)	0	0
Purchase of warrants	0	0
Proceeds from sale of call options	0	0
Repurchases of common stock	0
Other, net	(68)	(60)	(54)
Net cash provided by (used in) financing activities exclusive of vehicle programs	(20)	(50)	(811)
Vehicle programs:
Proceeds from borrowings	12,953	12,108	10,534
Principal payments on borrowings	(13,115)	(11,490)	(9,917)
Net change in short-term borrowings	(36)	10
Debt financing fees	(34)	(28)	(30)
Net cash provided by financing activities of vehicle programs	(196)	590	587
Net cash provided by (used in) financing activities	(216)	540	(224)
Effect of changes in exchange rates on cash and cash equivalents	(8)	6	(6)
Net increase (decrease) in cash and cash equivalents	(74)	202	159
Cash and cash equivalents, beginning of period	499	297	138
Cash and cash equivalents, end of period	$ 425	$ 499	$ 297